Share-based payment	12 Months Ended
Dec. 31, 2021
Share-based payment
Share-based payment
33	Share-based payment

Over the years, stock option plans have been granted by Banco Inter to management personnel.

The Shares Stock Option Plan is an initiative of the Group’s Board of Directors, through which the Group’s managers, executives and employees were granted options for the acquisition of shares of Inter, with a view to encouraging performance and favoring the retention of managers, executives and employees of the Group, insofar as their participation in Inter’s share capital will allow them to benefit from the results to which they contributed and which are reflected in the valuation of the price of its shares, thus forming, with the shareholders, a common economic interest.

Plan 2 was launched in 2012, consisting of three tranches (Year 2012, 2013 and 2014) and will expire in 2021. The chosen employees will be entitled with the right to exercise the option to acquire 1,699,470 preferred shares, at a unit value of BRL 3.69.

For the 2013 and 2014 tranches of the Plan 2, if the employee does not exercise the option between the vesting date and the exercise deadline, and, his/her employment at Inter is terminated, he/she will lose the right. Once the options are exercised, the grantee may not sell, transfer or dispose of such shares, as well as those that may be acquired by virtue of bonuses, splits, subscription or any other form of acquisition, provided that such rights have arisen for the employee from shares granted under the Plan, for a minimum period of five years as from the date of receipt of the first offer of shares offered to him/her by Inter.

In 2016, a new Stock Option Plan (Plan 3) was launched, which entered into force in 2017 and will end in 2021, in which Inter may increase the Share Capital by up to a further 3,384,000 preferred shares, segregated into five vesting periods, subject to the rules of the regulation approved by the Board of Directors. The options exercisable will have a strike price of BRL 4.62 and may be exercised by the participant in up to three years as of the last lock-up period. If the employee does not exercise the option, and, his/her employment at Inter is terminated, he/she will lose the right.

On February 05, 2018, Inter’s Board of Directors approved “Plan 4” of the purchase option. On July 09, 2020, the second tranche of “Plan 4” was approved, with vesting period from January 2021 to January 2025. These options may be exercised within the period of 3 (three) years from the respective vesting periods. If not exercised within the established period, the right to the shares will automatically expire, with no right to indemnity.

The strike price of the options granted in the plans is equivalent to the book value per share at the end of the year prior to the grant.

The main characteristics of the Plans are described below (per share):

				Average Strike
Plan	Approval	Total number shares granted	Vesting	Price	Participants	Final Strike date
2	2/24/2012	30,590,460	Up to 5 years	BRL 0.21	Officers, managers and key employees	12/31/2021
3	9/30/2016	10,584,000	Up to 5 years	BRL 0.26	Officers, managers and key employees	12/31/2023
4 (tranche 1)	2/15/2018	32,714,784	Up to 5 years	BRL 0.21	Officers, managers and key employees	2/15/2025
4 (tranche 2)	7/09/2020	19,093,500	Up to 5 years	BRL 3.60	Officers, managers and key employees	12/31/2027

The changes in the options of each plan for the year ended on December 31 and supplementary information are shown below:

Transactions 12/31/2021 (Shares)
	Quantity of
Plan	Employees	Opening Balance		Granted		Expired/Cancelled		Exercised		Final Balance

3	3		7,128,000		648,000		—		3,715,200		4,060,800
4 (1)	31		19,652,310		—		2,131,200		2,772,720		14,748,390
4 (2)	59		14,978,700		4,114,800		135,000		1,166,400		17,792,100
Total			41,759,010		4,762,800		2,266,200		7,654,320		36,601,290

Weighted average price of the shares		R$	1.46	R$	4.06	R$	0.50	R$	0.91	R$	2.39

Transactions 12/31/2020 (Shares)
Plan	Qty employees	Opening balance		Granted		Expired/ Canceled		Exercised		Closing balance
2	1		431,046		—		—		431,046		—
3	16		8,839,800		—		91,800		1,620,000		7,128,000
4 (1)	33		22,667,274		2,880,000		837,522		5,057,442		19,652,310
4 (2)	59		—		14,978,700		—		—		14,978,700
Total			31,938,120		17,858,700		929,322		7,108,488		41,759,010

Weighted Average period of the Shares		R$	0.29	R$	3.06	R$	0.26	R$	0.26	R$	1.46

Transactions 12/31/2019 (Shares)
Plan	Qty employees	Opening balance		Granted		Expired/ Canceled		Exercised		Closing balance
2	12		4,325,184		—		278,640		3,615,498		431,046
3	18		9,736,200		—		136,800		759,600		8,839,800
4	25		129,542,464		900,000		388,800		7,386,390		22,667,274
Total			143,603,848		900,000		804,240		11,761,488		1,774,340

Weighted Average period of the Shares		R$	0.26	R$	0.27	R$	0.24	R$	0.26	R$	0.29

Other Information 12/31/2021
	Number of Shares	Number of Exercisable	Share plan expense in	Share plan expense to	Remaining Remuneration	Remaining
Plan	Exercised	Shares	exercise	be Recognized	Cost Period (in years)	Contractual Life (in years)
3	3,715,200	4,060,800	—	—	—	2.0
4 (1)	2,772,720	14,748,390	—	—	—	3.2
4 (2)	1,166,400	17,792,100	3,089	16,924	4.0	6.1

Other Information 12/31/2020
		Share plan
		expense in the
	Number of Exercisable	nine month	Share plan expense to be	Remaining Remuneration	Remaining Contractual
Plan	Shares	period	Recognized	Cost Period (in years)	Life (in years)
2	—	—	—	—	—
3	468,000	48	48	0.5	3.6
4	1,149,795	—	—	4	4.7